Related Party Transactions and Balance	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions and Balance [Abstract]
Related party transactions and balance

16. Related party transactions and balance

The Company entered into outsourcing service agreements with Shanghai Three Drivers Culture Media Co., Limited (“STDC”). The outsourcing service expenses provided by STDC for the Company are RMB1,286 and RMB2,760 for the six months ended June 30, 2023 and 2024, respectively.The Company entered into promotion service agreements with STDC, under which the promotion service expenses provided by the Company for STDC are RMB565 and nil for the six months ended June 30, 2023 and 2024. The prepayment balance is RMB1,125 and RMB314 as of December 31, 2023 and June 30, 2024, respectively.

For the six months ended June 30, 2024, the Company received RMB4,510 from CEO, Mr. Wen. The other currents liabilities balance due to CEO are nil and RMB4,070 as of December 31, 2023 and June 30, 2024, respectively.

On November 22, 2023, the company received RMB1,500 from COO Mr. Hui Yuan’s spouse as loan with an interest rate of 3.45% for one year. The loan payable balance due to Mr. Hui Yuan’s spouse is RMB1,500 and RMB1,500 as of December 31, 2023 and June 30, 2024, respectively.

21. Related party transactions and balance

In 2021, 2022 and 2023, the Company entered into outsourcing service agreements with STDC. The outsourcing service expenses provided by STDC for the Company is RMB2,721, RMB1,526 and RMB3,974 for the years ended December 31, 2021, 2022 and 2023, respectively. In 2022 and 2023, the Company entered into promotion service agreements with STDC, under which the promotion service expenses provided by the Company for STDC is RMB1,415 and RMB963 for the years ended December 31, 2022 and 2023. The prepayment balance is RMB248 and RMB1,125 as for December 31, 2022 and 2023.

In 2023, the Company provided RMB12,591 to CEO, Mr. Wen, who assisted business development with third parties on behalf of the Group and RMB12,461 has been repaid by CEO within 2023. The other payable balance due to CEO is RMB130 and nil as of December 31, 2022 and 2023, respectively.

On November 22, 2023, the company received RMB1,500 from COO Mr. Hui Yuan’s spouse as loan with an interest rate of 3.45% for one year. The loan payable balance due to Mr. Hui Yuan’s spouse is nil and RMB1,500 as of December 31, 2022 and 2023, respectively.